Bonds and money market funds	12 Months Ended
Nov. 30, 2024
Schedule Of Detailed Information About Bonds And Money Market Funds [Abstract]
Bonds and money market funds
6.	Bonds and money market funds

	2024	2023

Bonds	$3,278	$6,062

Guaranteed investment certificates	659	228

Balance as at November 30	$3,937	$6,290

Current portion	(3,723)	(6,290)

Non-current portion	$214	$-

As at November 30, 2024, bonds were
interest-bearing
financial assets with stated interest rates ranging from 1.05% to 3.35% (2023 – 0.85% to 3.75%) and had an average maturity of 1.27 years (2023 – 1.40 years).